Non-current trade receivables and other non-current assets - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
	Jan. 17, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of other non current assets [line items]
R&D Tax credit receivable		€ 4,094	€ 3,764	€ 1,200
R&D Tax credit receivable increase (decrease)		300
Non-current trade receivables		0	2,209
Non-current trade receivables Mesoblast license agreement		€ 0	2,209
Mesoblast License Agreement [Member]
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement, Settlement difference	€ 1,000,000
Amendment Entered With Mesoblast To Convert The License Into Non Exclusive [Member] | Mesoblast License Agreement [Member]
Disclosure of other non current assets [line items]
Non-current trade receivables	2,500,000
Non-current trade receivables Mesoblast license agreement	2,500,000
Non-current trade receivables decrease due to settlement	1,500,000
Consideration Receivable	€ 1,500,000
Mesoblast [member] | License And Collaboration Agreements [member]
Disclosure of other non current assets [line items]
Non-current trade receivables			2,200
Non-current trade receivables Mesoblast license agreement			€ 2,200